Income Taxes Expenses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ (75,328)		$ 72,565	$ (2,575,104)
Deferred tax liabilities	$ 0
PRC
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%
Preferential tax rate period				3 years	3 years
Income (loss) before income taxes	$ 181,485		$ (983,763)	$ (1,557,411)
PRC | Chu Le of WFOE | High and New Technology Enterprises
Income Taxes Expense
Preferential income tax rate (in percent)	15.00%	15.00%	15.00%
HK
Income Taxes Expense
Maximum profits, tier one income tax rate		$ 2
Income tax rate, tier one	8.25%	8.25%
Income tax rate, tier two	16.50%	16.50%
Income (loss) before income taxes	$ (1,405,910)		$ 4,417,801	1,720,901
US
Income Taxes Expense
Statutory income tax rate (in percent)	21.00%	21.00%
Income (loss) before income taxes	$ (307,432)		(2,950,451)	(651,647)
Cayman
Income Taxes Expense
Income (loss) before income taxes	$ 1,456,529		$ (411,022)	$ (2,086,947)